Trade and other receivables, net - Forced payments of tax debts that are in litigation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 173,337	$ 172,131
Buenaventura
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	56,370	37,733
Buenaventura | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	33,240	36,321
Buenaventura | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	19,918
Buenaventura | Inminsur's tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,403	1,412
Buenaventura | Payment of the tax liability debt imputed by SUNAT in the IGV inspection process
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,311
Buenaventura | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	498
Rio Seco | Forced payment of part of the VAT tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,279	3,398
El Brocal
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,724	2,618
El Brocal | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,303	2,517
El Brocal | Payment of the fine for the benefit of reducing the fine
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	402
El Brocal | Other minor
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	19	101
Consorcio Energtico de Huancavelica S.A.
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 62,373	44,014
Consorcio Energtico de Huancavelica S.A. | Payment of the fine for the benefit of reducing the fine
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		$ 265